Document And Entity Information	Apr. 17, 2020
Document Information [Line Items]
Entity, Registrant Name	StarTek, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 17, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-12793
Entity, Tax Identification Number	84-1370538
Entity, Address, Address Line One	Carrara Place
Entity, Address, Address Line Two	4th Floor Suite 485
Entity, Address, Address Line Three	6200 South Syracuse Way
Entity, Address, City or Town	Greenwood Village
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	262-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRT
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001031029